SUPPLEMENT DATED JULY 29, 2024
      TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED APRIL 29, 2024
-------------------------------------------------------------------------------
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                   Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity

                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          FS VARIABLE SEPARATE ACCOUNT
                     Polaris Platinum III Variable Annuity
                   Polaris Platinum O-Series Variable Annuity
                  Polaris Preferred Solution Variable Annuity

                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          VALIC SEPARATE ACCOUNT A
                   Polaris Platinum Elite Variable Annuity
-------------------------------------------------------------------------------

This supplement updates certain information in the Appendix A - Underlying Funds Available Under the Contract to the most recent prospectus, updating summary prospectus, and initial summary prospectus (collectively, the "Prospectus"). Effective on or about July 29, 2024, the Current Expenses for below Underlying Funds have been updated as follows.

--------------------------------------------------------  ----------  -----------------
 Underlying Fund Name                                        Share       New Current
                                                             Class         Expense
--------------------------------------------------------  ----------  -----------------
SA Allocation Balanced Portfolio                           Class 3          1.01%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Growth Portfolio                             Class 3          1.05%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Growth Portfolio                    Class 3          1.03%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Portfolio                           Class 3          1.02%*
--------------------------------------------------------  ----------  -----------------
SA American Century Inflation Protection Portfolio         Class 3          0.90%
--------------------------------------------------------  ----------  -----------------
SA Putnam Asset Allocation Diversified Growth Portfolio	   Class 3          1.18%*
--------------------------------------------------------  ----------  -----------------


* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

             Please keep this supplement with your Prospectus.